Loss Per Share (Tables)	12 Months Ended
Dec. 31, 2023
Loss Per Share [Abstract]
Schedule of Basic Loss Per Share	Basic loss per share is calculated by dividing the loss attributable to the Company’s owners by the weighted average number of ordinary shares in issue.
	Year ended December 31,
	2023	2022	2021
Net loss attributable to Company’s owners	$(60,776)	$(113,243)	(61,798)

The weighted average of the number of ordinary shares (in thousands)	56,368	52,235	48,216
Basic and diluted loss per share	$(1.08)	$(2.17)	(1.28)